Share Based Remuneration - Summary of Number and Weighted Average Fair Value Per Award of Share Granted (Detail) pure in Thousands	12 Months Ended
	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 GBP (£)	Dec. 31, 2015 GBP (£)
RELX PLC [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares	1,688	1,727	1,911
RELX PLC [member] | Share option [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares	1,688	1,727	1,911
Weighted average fair value per award	£ 1.60	£ 1.49	£ 1.23
RELX PLC [member] | Conditional shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares	1,637	1,706	1,841
Weighted average fair value per award	£ 13.74	£ 11.51	£ 10.44
RELX NV [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares	1,647	1,668	1,827
RELX NV [member] | Share option [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares	1,647	1,668	1,827
Weighted average fair value per award	£ 1.30	£ 1.12	£ 0.77
RELX NV [member] | Conditional shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares	1,631	1,778	1,874
Weighted average fair value per award	£ 13.33	£ 11.41	£ 9.72